Material Accounting Policies - Schedule of Estimated Useful Lives (Details)	6 Months Ended
Jun. 30, 2025
Patent [Member]
Schedule of Estimated Useful Lives [Line Items]
Intangible asset	20 years
Trademark [Member]
Schedule of Estimated Useful Lives [Line Items]
Intangible asset	10 years
Research and development [Member]
Schedule of Estimated Useful Lives [Line Items]
Intangible asset	3 years
Software [Member]
Schedule of Estimated Useful Lives [Line Items]
Intangible asset	3 years